Redeemable Convertible Preferred Stock - Additional Information (Detail)		1 Months Ended					12 Months Ended
	Jun. 06, 2018	Jun. 30, 2018	Apr. 30, 2018 USD ($) $ / shares shares	Apr. 30, 2017 USD ($) $ / shares shares	Jan. 31, 2017 USD ($)	Nov. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Jun. 25, 2018 shares	Apr. 03, 2017 shares
Temporary Equity [Line Items]
Reverse stock split, conversion ratio	0.387	0.387						0.387
Preferred stock, shares authorized							0	49,178,527
Preferred stock, par value | $ / shares							$ 0.001	$ 0.001
Preferred stock issued, shares							0	49,178,527
Proceeds from issuance of redeemable convertible preferred stock | $							$ 52,300,000	$ 71,695,000	$ 4,305,000
Payments of stock issuance costs | $							$ 3,094,000
Preferred stock, Shares issued							0	0
Conversion of preferred stock into common stock								19,032,066		23,375,405
IPO [Member] | Minimum [Member]
Temporary Equity [Line Items]
Proceeds from issuance of common stock | $							$ 50,000,000
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, shares authorized			11,226,000
Proceeds from issuance of redeemable convertible preferred stock | $			$ 52,300,000
Stock issued, shares			11,223,102
Stock issued, price per shares | $ / shares			$ 4.66				$ 4.66
Conversion of preferred stock into common stock			23,375,405
Conversion price of preferred stock | $ / shares							$ 12.04135
Original date of preferred stock issuance							Apr. 02, 2023
Preferred stock redemption description							On or after the fifth anniversary of the Series C original issue date, or April 2, 2023, shares of the Preferred Stock were subject to mandatory redemption by the Company in three equal annual installments beginning 60 days after receipt of a notice of redemption from the holders of a majority of the voting power of the holders of the outstanding Preferred Stock, voting as a single class.
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, shares authorized								35,663,974
Preferred stock, par value | $ / shares						$ 1.00
Preferred stock issued, shares						17,718,974		35,663,974
Proceeds from issuance of redeemable convertible preferred stock | $				$ 15,400,000	$ 6,300,000	$ 10,600,000
Total outstanding principal and accrued interest on notes | $						7,200,000
Payments of stock issuance costs | $						$ 100,000
Preferred stock share purchase, per share | $ / shares							$ 1.00
Stock issued, shares				15,445,000
Stock issued, price per shares | $ / shares							$ 1.00
Conversion of preferred stock into common stock								13,801,936
Dividend on preferred stock | $							$ 0
Dividend on preferred stock, percentage							8.00%
Preferred stock accrued dividends | $								$ 400,000	$ 200,000
Reduction in preferred stock carrying value | $				$ (600,000)
Conversion price of preferred stock | $ / shares							$ 2.58398
Series A Preferred Stock [Member] | License Agreement with Novartis International Pharmaceutical Ltd. [Member]
Temporary Equity [Line Items]
Preferred stock, Shares issued											2,500,000
Series A Preferred Stock [Member] | First Closing [Member]
Temporary Equity [Line Items]
Preferred stock, Shares issued							15,445,000
Series A Preferred Stock [Member] | Second Closing [Member]
Temporary Equity [Line Items]
Preferred stock, Shares issued							15,500,000
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, shares authorized								13,514,553
Preferred stock issued, shares								13,514,553
Proceeds from issuance of redeemable convertible preferred stock | $				50,000,000
Payments of stock issuance costs | $				$ 200,000
Stock issued, shares				12,871,003
Stock issued, price per shares | $ / shares				$ 3.8847			$ 3.8847
Conversion of preferred stock into common stock								5,230,130
Conversion price of preferred stock | $ / shares							$ 10.03799
Series B Preferred Stock [Member] | License Agreement with Novartis International Pharmaceutical Ltd. [Member]
Temporary Equity [Line Items]
Preferred stock, Shares issued											643,550